Significant Accounting Policies (Schedule of Useful Lives for Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2018
Land, roads and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	30
Installations, machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	5-25
Dams [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	18-80
Office furniture, motor vehicles and other equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3-16
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (Years)	3-30 [1]

[1]	The shorter of the lease term and useful life